UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    7X7 Asset Management LLC
Address: 100 Pine Street
         Suite 1950
         San Francisco, CA  94111

13F File Number:  028-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas K. Lee
Title:     Manager
Phone:     (415) 249-6800

Signature, Place, and Date of Signing:

 /s/      Douglas K. Lee     San Francisco, CA/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $288,635 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100     8100    20000 SH  CALL SOLE                    20000        0        0
APPLE INC                      COM              037833100     7493    18500 SH       SOLE                    18500        0        0
ASML HOLDING N V               NY REG SHS       N07059186     4806   115000 SH       SOLE                   115000        0        0
ATMEL CORP                     COM              049513104     6480   800000 SH       SOLE                   800000        0        0
BANKRATE INC DEL               COM              06647F102     1828    85000 SH       SOLE                    85000        0        0
BROADCOM CORP                  CL A             111320107     8221   280000 SH       SOLE                   280000        0        0
COINSTAR INC                   COM              19259P300     5614   123000 SH       SOLE                   123000        0        0
CORNING INC                    COM              219350105     7204   555000 SH       SOLE                   555000        0        0
CYMER INC                      COM              232572107     4976   100000 SH       SOLE                   100000        0        0
E M C CORP MASS                COM              268648102    11098   515250 SH       SOLE                   515250        0        0
EQUINIX INC                    COM NEW          29444U502     3042    30000 SH       SOLE                    30000        0        0
EZCHIP SEMICONDUCTOR LIMITED   ORD              M4146Y108      989    34900 SH       SOLE                    34900        0        0
GOOGLE INC                     CL A             38259P508     8074    12500 SH       SOLE                    12500        0        0
HEWLETT PACKARD CO             COM              428236103    42504  1650000 SH  CALL SOLE                  1650000        0        0
HEWLETT PACKARD CO             COM              428236103     7084   275000 SH       SOLE                   275000        0        0
INTEL CORP                     COM              458140100     6669   275000 SH       SOLE                   275000        0        0
ISHARES TR                     S&P 500 INDEX    464287200    75300   600000 SH  PUT  SOLE                   600000        0        0
JUNIPER NETWORKS INC           COM              48203R104     3572   175000 SH       SOLE                   175000        0        0
LAM RESEARCH CORP              COM              512807108     7404   200000 SH       SOLE                   200000        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     5255   175000 SH       SOLE                   175000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    18698  1350000 SH  CALL SOLE                  1350000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     4467   322500 SH       SOLE                   322500        0        0
MICROCHIP TECHNOLOGY INC       COM              595017104     1465    40000 SH       SOLE                    40000        0        0
NVIDIA CORP                    COM              67066G104     4643   335000 SH       SOLE                   335000        0        0
ORACLE CORP                    COM              68389X105     1283    50000 SH       SOLE                    50000        0        0
RESPONSYS INC                  COM              761248103     1228   138173 SH       SOLE                   138173        0        0
SALESFORCE COM INC             COM              79466L302     4414    43500 SH       SOLE                    43500        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102     5270   324900 SH       SOLE                   324900        0        0
TIBCO SOFTWARE INC             COM              88632Q103     7532   315000 SH       SOLE                   315000        0        0
VMWARE INC                     CL A COM         928563402     6239    75000 SH       SOLE                    75000        0        0
VOLTERRA SEMICONDUCTOR CORP    COM              928708106     7683   300000 SH       SOLE                   300000        0        0